Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Cash	$ 8.1	$ 1.0
Restricted cash	0.0	2.4
Accounts receivable	40.8	61.7
Risk management	0.8	0.4
Prepaid expenses and other	9.2	12.3
Lease receivable	0.0	8.8
Assets held for sale	0.0	82.9
Total current assets	58.9	169.5
Non-current
Lease receivable	0.0	30.7
Property, plant and equipment	905.2	1,704.6
Total non-current assets	905.2	1,735.3
Total assets	964.1	1,904.8
Current
Accounts payable and accrued liabilities	74.1	111.0
Current portion of long-term debt	451.8	434.2
Current portion of lease liabilities	4.8	28.8
Current portion of provisions	16.3	16.2
Risk management	0.6	1.0
Liabilities related to assets held for sale	0.0	13.0
Total current liabilities	547.6	604.2
Non-current
Long-term debt	0.0	26.3
Lease liabilities	5.6	85.0
Provisions	87.7	96.6
Other non-current liabilities	0.1
Total liabilities	641.0	812.1
Shareholders' equity
Shareholders' capital	2,187.0	2,186.7
Other reserves	103.6	101.8
Deficit	(1,967.5)	(1,195.8)
Total shareholders' equity	323.1	1,092.7
Total liabilities and shareholders' equity	$ 964.1	$ 1,904.8